Intangible Assets - Summary of Headroom and Impairment Charge Recognised if Assumptions Used in Value-in-use Calculation Changed (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Assumptions increase in pre-tax discount rate	1.40%
Assumptions decrease each year in forecast cash flows	10.00%
Assumptions increase in terminal decline	1.00%
Peru
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Assumptions increase in pre-tax discount rate	1.40%
Assumptions decrease each year in forecast cash flows	20.00%
Assumptions increase in terminal decline	1.00%